Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of estimated useful life of the asset
Machinery and equipment	6 – 10 years (primarily 10)
Furniture	7 – 14 years
Computers	3 years